Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Schedule Of Basic And Diluted Net Loss Per Share Calculations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Numerator:
Loss from continuing operations	$(53.4)	$(16.2)	$(88.2)	$(20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net loss	$(53.1)	$(21.0)	$(96.4)	$(29.0)

Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100.0
Dilutive effect of stock-based awards	--	--	--	--
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100.0

Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Loss Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Employee stock options (1) (2)	10.0	7.4	10.0	7.4
Warrants to purchase common stock (3)	15.8	15.8	15.8	15.8
Convertible debt instruments (4)	9.0	15.8	9.0	15.8

(1)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.

(2)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.

(3)

These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

(4)

These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.